Assumed contingent obligation related to the business combination - Reconciliation of changes in contingent liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	£ 996	£ 875
Impact of changes in foreign exchange rates	(12)	15
Unwinding of discount factor	119	106
Ending balance	£ 1,103	£ 996